Prepaids and Other - Components of prepaids and other (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepaids and other
Prepaids	$ 3,458	$ 3,198	$ 2,109
Deposits	1,107	1,105	539
Total	4,565	4,303	2,648
Other assets, non-current
Equipment not in use	12,238	12,238	19,683
Consignment inventory - supplies	1,770	885	0
Royalty - advance payment	480	360	120
Total	$ 14,488	$ 13,483	$ 24,886